Administrative Expenses	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Administrative Expenses [Line Items]
Administrative Expenses
6. Administrative Expenses:
Overall administrative expenses can be settled and reduced using any revenue credits built into fund expense ratios (see Note 7). Although not obligated to do so, the Company has historically paid any net recordkeeping expenses of the Plan. Amounts reported as administrative expenses in the Statements of Changes in Net Assets Available for Benefits represent fees paid by participants for requested services. Participants’ accounts are charged directly for these fees.